Victory Growth & Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Lipper Multi-Cap Core Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.52%	12.19%	13.27%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.20%	12.33%	12.16%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.94%	9.64%	9.80%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.96%	9.26%	9.38%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.20%	12.56%	12.31%